Income Taxes - Income Tax Expense (Benefit) (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2014	Jan. 31, 2013	Jul. 31, 2013	Jul. 31, 2012
Current
Federal					$ 0	$ 0
State			14,000	7,000	20,000	20,000
Current Total					20,000	20,000
Deferred
Federal					0	0
State					0	0
Deferred Income Tax Expense (Benefit)					0	0
Income tax expense	(21,000)	0	(14,000)	7,000	20,000	20,000
Cortelco Systems Holding Corp [Member]
Current
Federal					155,000	270,000
State					30,000	50,000
Current Total					185,000	320,000
Deferred
Federal					17,000	(1,000)
State					3,000	0
Deferred Income Tax Expense (Benefit)			(153,000)	0	20,000	(1,000)
Income tax expense			$ (137,000)	$ 244,000	$ 205,000	$ 319,000